Discontinued Operations (Details) - Schedule of major classes of assets and liabilities of the discontinued operations - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of major classes of assets and liabilities of the discontinued operations [Abstract]
Cash		$ 416,831	$ 64,470
Accounts receivable, net		334,095	1,862,086
Vendor deposits			294,960
Inventories, net		305,080	1,380,090
Prepaid expenses and other current assets		268,602	892,796
Total current assets – discontinued operations		1,324,608	4,494,402
Property and equipment, net		1,925,844	185,606
Operating lease right of use assets			2,000,755
Goodwill		22,166	4,976,016
Intangible assets, net		7,933	1,878,844
Deferred tax asset			698,303
Other assets			45,000
Total noncurrent assets		2,457,770	9,784,524
Accounts payable and accrued expenses		484,852	2,465,220
Current portion of operating lease liability		67,725	422,520
Advances, related party			137,500
Lines of credit			1,250,930
Notes payable – current portion		446,545	2,068,175
Warrant liability			122,344
Convertible promissory note – current portion			584,943
Customer deposits			4,164,296
Total current liabilities – discontinued operations		999,122	11,215,928
Operating lease liability – long term, net of current portion			1,578,235
Notes payable – long term, net of current portion		4,187,376	2,231,469
Contingent note payable			49,248
Total long term liabilities – discontinued operations		$ 5,981,467	$ 3,858,952